Supplementary information on Oil and Gas Exploration and Production (unaudited) (Details 4) - bbl bbl in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Consolidated Entitie 1 [Member]
Guarantor and Issuer, Guaranteed Security [Line Items]
Beginning balance	8,677	8,106	7,088
Extensions and discoveries	794
Revisions of previous estimates	668	1,575	1,697
Sales of reserves	(47)	(397)	(14)
Production for the year	(594)	(606)	(664)
Ending balance	9,498	8,677	8,106
Equity Method Investees 1 [Member]
Guarantor and Issuer, Guaranteed Security [Line Items]
Beginning balance	8,683	8,113	7,095
Extensions and discoveries	794
Revisions of previous estimates	669	1,575	1,697
Sales of reserves	(47)	(398)	(14)
Production for the year	(595)	(607)	(666)
Ending balance	9,504	8,683	8,113
Country Of Brazil [Member] | Consolidated Entitie 1 [Member] | Natural Gas [member]
Guarantor and Issuer, Guaranteed Security [Line Items]
Beginning balance	8,504	7,912	7,062
Extensions and discoveries	779
Revisions of previous estimates	673	1,560	1,512
Sales of reserves	(47)	(382)	(14)
Production for the year	(573)	(586)	(647)
Ending balance	9,335	8,504	7,912
Country Of Brazil [Member] | Consolidated Entitie 1 [Member] | Synthetics Gas 1 [Member]
Guarantor and Issuer, Guaranteed Security [Line Items]
Beginning balance		17
Revisions of previous estimates			18
Sales of reserves		(15)
Production for the year		(1)	(1)
Ending balance			17
South America [Member] | Consolidated Entitie 1 [Member] | Natural Gas [member]
Guarantor and Issuer, Guaranteed Security [Line Items]
Beginning balance	173	177	26
Extensions and discoveries	15
Revisions of previous estimates	(5)	16	167
Production for the year	(20)	(20)	(16)
Ending balance	163	173	177
North America [Member] | Equity Method Investees 1 [Member] | Natural Gas [member]
Guarantor and Issuer, Guaranteed Security [Line Items]
Beginning balance	6	7	8
Revisions of previous estimates	1
Sales of reserves		(1)
Production for the year	(1)	(1)	(1)
Ending balance	7	6	7